Basis of preparation (Details 1) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2017 INR (₨) ₨ / shares
Revenue	₨ 21,546,885	$ 311,500	₨ 20,685,613	₨ 18,432,020
Cost of goods sold and services rendered	(13,602,224)	(196,645)	(13,434,950)	(11,870,221)
Other income	217,216	3,140	189,738	145,872
Selling, general and administrative expense	(4,874,620)	(70,471)	(4,394,814)	(3,991,273)
Depreciation and amortisation	(1,533,912)	(22,176)	(1,754,537)	(1,758,776)
Income from operating activities	1,753,345	25,348	1,291,050	957,622
Finance Income	46,314	670	129,325	122,584
Finance expenses	(728,344)	(10,530)	(496,780)	(437,109)
Net Finance Expenses	(682,030)	(9,860)	(367,455)	(314,525)
Profit before tax	1,071,315	15,488	923,595	643,097
Income tax (expense) / benefit	(2,612)	(38)	(194)	(698)
Profit for the period	1,068,703	15,450	923,401	642,399
Profit attributable to:
Equity holders of the Company	1,068,703	15,450	923,401	642,399
Non-controlling interest	0	0	0	0
Profit for the year	₨ 1,068,703	$ 15,450	₨ 923,401	₨ 642,399
Earnings per share
Basic earnings per share | (per share)	₨ 6.92	$ 0.10	₨ 6.14	₨ 4.45
Diluted earnings per share | (per share)	₨ 6.86	$ 0.10	₨ 6.11	₨ 4.45
Adjustments Under IFRS 15 [Member]
Revenue	₨ 12,739
Cost of goods sold and services rendered	(4,321)
Other income	0
Selling, general and administrative expense	0
Depreciation and amortisation	0
Income from operating activities	8,418
Finance Income	0
Finance expenses	0
Net Finance Expenses	0
Profit before tax	8,418
Income tax (expense) / benefit	0
Profit for the period	8,418
Profit attributable to:
Equity holders of the Company	8,418
Non-controlling interest	0
Profit for the year	₨ 8,418
Earnings per share
Basic earnings per share | ₨ / shares	₨ 0.06
Diluted earnings per share | ₨ / shares	₨ 0.06
WithOut Adoption Of IFRS 15 [Member]
Revenue	₨ 21,559,624
Cost of goods sold and services rendered	(13,606,545)
Other income	217,216
Selling, general and administrative expense	(4,874,620)
Depreciation and amortisation	(1,533,912)
Income from operating activities	1,761,763
Finance Income	46,314
Finance expenses	(728,344)
Net Finance Expenses	(682,030)
Profit before tax	1,079,733
Income tax (expense) / benefit	(2,612)
Profit for the period	1,077,121
Profit attributable to:
Equity holders of the Company	1,077,121
Non-controlling interest	0
Profit for the year	₨ 1,077,121
Earnings per share
Basic earnings per share | ₨ / shares	₨ 6.98
Diluted earnings per share | ₨ / shares	₨ 6.92